Net Income and Other Comprehensive Income (Loss) - Impairment Loss (Reversal of Impairment Loss) on Financial Instruments and Non-financial Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Abstract]
Contract assets	$ 19		$ 0	$ 0
Trade notes and accounts receivable	805		578	943
Available-for-sale financial assets	0	$ 0	0	577
Other receivables	96		65	(2)
Inventories	365	12	52	192
Property, plant and equipment	0		0	596
Reversal of impairment loss on investment properties	(19)	(1)	(11)	(148)
Intangible assets	$ 51	$ 2	$ 9	$ 0